Unaudited Condensed Consolidated Statement of Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total	Common stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Treasury stock [Member]	Non-controlling interest in subsidiary [Member]
Balance at Dec. 30, 2012	$ (834,159)	$ 568	$ 831,344	$ (52,642)	$ (1,610,917)	$ (310)	$ (2,202)
Treasury stock shares at Dec. 30, 2012	236,837
Common stock shares at Dec. 30, 2012	58,313,868
Net loss	(31,637)				(31,637)
Gain on derivative instruments, net of income taxes of $0	14,680			14,680
Net actuarial loss on prior service cost, net of income taxes of $0	34			34
Disposal of non wholly owned subsidiary	2,202						2,202
Non-cash compensation expense	25		25
Balance at Jun. 30, 2013	$ (848,855)	$ 568	$ 831,369	$ (37,928)	$ (1,642,554)	$ (310)	$ 0
Common stock shares at Jun. 30, 2013	58,313,868
Treasury Stock Shares at Jun. 30, 2013	236,837